FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS

3.	FAIR VALUE MEASUREMENTS

Common collective trust funds are stated at the Net Asset Value (“NAV”) per share or unit multiplied by the number of shares or units held as of the measurement date, as reported by the fund managers and based on the value of the underlying investments. Common collective trust funds with underlying investments in fully benefit-responsive investment contracts (“FBRICs”) are stated at NAV as reported by the fund manager based on the value of underlying assets, which may include FBRICs stated at contract value. These investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. The common collective trust funds provide for daily participant redemptions by the Plan at reported NAV per share, with no advance notice requirement. There are no unfunded commitments and no redemption restrictions.

Shares of mutual funds and Snap-on common stock are valued at quoted per share or unit market prices for which an official close or last trade pricing on an active exchange is available and are categorized as Level 1 in the fair value hierarchy.

The columns labeled “Investments Measured at NAV” in the following tables reflect certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
The following is a summary, by asset category, of the fair value inputs of the Plan assets as of December 31, 2025:

	Level 1	Investments Measured at NAV	Total
Common collective trusts	$—	$631,106,224	$631,106,224
Mutual funds	381,401,640	—	381,401,640
Snap-on common stock	44,908,616	—	44,908,616
Total	$426,310,256	$631,106,224	$1,057,416,480
The following is a summary, by asset category, of the fair value inputs of the Plan assets as of December 31, 2024:

	Level 1	Investments Measured at NAV	Total
Common collective trusts	$—	$588,777,090	$588,777,090
Mutual funds	333,122,333	—	333,122,333
Snap-on common stock	48,742,538	—	48,742,538
Total	$381,864,871	$588,777,090	$970,641,961
The following table sets forth additional disclosures of the Plan’s investments whose fair value is provided by the fund manager using NAV per share as of December 31, 2025 and 2024:

	2025 Fair Value	2024 Fair Value
Common collective trusts:
Stable value fund	$70,456,940	$74,036,962
Fixed income funds	34,672,703	32,228,747
Target date funds	478,558,375	412,806,801
Mid cap equity funds	47,418,206	49,950,652
Small cap equity fund	—	19,753,928
Total	$631,106,224	$588,777,090